United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: Quarter ended 6/30/2012

Item 1. Schedule of Investments

Federated High Income Bond Fund, Inc.

Portfolio of Investments

June 30, 2012 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 96.3%
		Aerospace/Defense – 1.1%
$1,750,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	1,548,750
1,100,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	1,160,500
2,822,086	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	3,005,522
975,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	1,033,500
5,375,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	5,925,937
		TOTAL	12,674,209
		Automotive – 7.0%
3,350,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	3,396,063
1,000,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	1,086,250
2,675,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,802,063
3,300,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	3,506,250
1,950,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	2,081,625
2,050,000		Chrysler Group LLC, Note, Series WI, 8.00%, 6/15/2019	2,116,625
4,125,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	4,259,062
1,775,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	1,923,656
5,400,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	4,286,250
4,000,000		Ford Motor Credit Co., 4.25%, 2/3/2017	4,199,016
825,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	828,314
1,925,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	2,144,217
3,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	4,023,355
1,700,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	1,810,367
2,375,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	2,816,057
1,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,287,175
1,900,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	1,985,500
4,675,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	4,289,312
400,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	414,000
4,000,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	4,150,000
900,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	867,375
4,025,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	3,723,125
725,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	759,438
4,825,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	5,174,812
2,750,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	2,835,938
1,975,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	2,142,875
750,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	817,500
3,300,000		Tomkins LLC/Tomkins, Inc., Term Loan — 2nd Lien, 9.00%, 10/1/2018	3,687,750
2,600,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	2,769,000
5,750,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	5,814,687
		TOTAL	81,997,657
		Building Materials – 2.8%
900,000		Anixter International, Inc., 5.625%, 5/1/2019	933,750
1,675,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	1,503,313
950,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,018,875
1,275,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,389,750
2,175,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	2,272,875
4,175,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	4,321,125

Principal Amount or Shares			Value
$5,025,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	4,999,875
4,150,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	4,077,375
1,700,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,793,500
4,525,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	4,457,125
3,900,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	3,943,875
1,875,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	1,968,750
		TOTAL	32,680,188
		Chemicals – 2.8%
1,225,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	1,318,406
4,475,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	4,385,500
3,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	3,587,500
2,550,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	2,212,125
2,225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	2,230,562
775,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	877,688
2,400,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	2,706,000
1,675,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,813,188
2,875,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 10.00%, 10/15/2020	2,896,562
2,850,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	2,173,125
3,800,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	3,828,500
2,684,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	2,865,170
925,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,084,563
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,455,713
		TOTAL	33,434,602
		Construction Machinery – 0.8%
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,070,000
1,325,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	1,497,250
625,000	[1,2]	United Rentals, Inc., Sr. Secd. Note, Series 144A, 5.75%, 7/15/2018	651,563
4,125,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	4,362,187
625,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.375%, 5/15/2020	654,688
625,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 4/15/2022	656,250
		TOTAL	8,891,938
		Consumer Products – 4.0%
3,125,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	3,265,625
5,700,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	6,412,500
2,825,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 6.875%, 5/15/2020	2,916,813
3,000,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	3,300,000
1,100,000	[1,2]	Prestige Brands Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 2/1/2020	1,212,750
998,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	1,085,335
6,725,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	6,657,750
1,750,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,640,625
700,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	584,500
2,675,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	2,925,781
3,950,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	4,098,164
3,350,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	3,471,438
575,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 9.50%, 6/15/2018	652,625
800,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	908,000
7,675,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	7,655,812
		TOTAL	46,787,718

Principal Amount or Shares			Value
		Energy – 8.1%
$2,975,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	1,398,250
3,650,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,622,625
900,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	868,500
1,125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	1,164,375
625,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	656,250
2,725,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	3,052,000
3,675,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	4,102,219
600,000	[1,2]	Chaparral Energy, Inc., Series 144A, 7.625%, 11/15/2022	615,000
3,175,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	3,143,250
3,900,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	3,807,375
1,900,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	1,871,500
1,800,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	1,629,000
1,525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,673,688
2,000,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	2,010,000
2,100,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,174,812
2,200,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	2,035,000
1,975,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	1,950,313
2,075,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	2,230,625
2,725,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	2,820,375
525,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	548,625
1,125,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,241,719
773,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	850,300
950,000	[1,2]	EP Energy LLC, Sr. Secd. Note, Series 144A, 6.875%, 5/1/2019	993,938
3,775,000	[1,2]	EP Energy LLC, Sr. Unsecd. Note, Series 144A, 9.375%, 5/1/2020	3,916,562
950,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	826,500
625,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	634,375
3,075,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	3,305,625
3,425,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	3,253,750
4,425,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	4,082,062
1,175,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	1,185,281
750,000	[1,2]	Laredo Petroleum, Series 144A, 7.375%, 5/1/2022	781,875
1,775,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,863,750
2,450,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	2,652,125
975,000	[1,2]	Lone Pine Resources, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 2/15/2017	923,813
1,150,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,177,313
2,125,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,138,281
2,350,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,338,250
3,275,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	3,324,125
1,825,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	1,870,625
1,150,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	1,161,500
1,100,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,174,250
1,000,000		Range Resources Corp., 5.00%, 8/15/2022	988,750
100,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 6.50%, 11/15/2021	102,250
600,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	595,500
3,425,000	[1,2]	Sandridge Energy, Inc., Series 144A, 8.125%, 10/15/2022	3,463,531
1,000,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	1,052,500
1,600,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.125%, 12/15/2021	1,748,000
2,825,000		Vanguard Natural Resources LLC, Sr. Unsecd. Note, 7.875%, 4/1/2020	2,828,531

Principal Amount or Shares			Value
$3,075,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	3,190,312
		TOTAL	95,039,175
		Entertainment – 0.9%
4,000,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	4,460,000
3,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	3,921,563
750,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	817,500
3,325,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,350,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,495,125
		TOTAL	10,694,188
		Financial Institutions – 5.2%
2,025,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	2,283,188
1,050,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,212,750
2,300,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,708,250
5,900,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	6,445,750
3,925,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	4,150,856
1,225,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	1,246,043
1,425,000		CIT Group, Inc., 5.00%, 5/15/2017	1,468,641
4,750,000		CIT Group, Inc., 5.25%, 3/15/2018	4,910,313
575,000		CIT Group, Inc., 5.375%, 5/15/2020	586,859
700,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	719,250
1,050,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,139,250
7,716,608	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	7,740,723
825,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	838,035
750,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	764,250
1,400,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,607,739
2,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	2,771,875
8,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	9,583,750
1,350,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	1,417,500
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	995,125
8,250,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	8,415,000
		TOTAL	61,005,147
		Food & Beverage – 4.1%
3,975,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	4,079,383
3,875,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	3,971,914
1,125,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.966%, 2/1/2015	1,122,188
2,050,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	2,214,000
4,525,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	4,830,437
4,300,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	4,816,000
6,350,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	6,437,312
7,500,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	8,268,750
350,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	371,875
3,650,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	3,768,625
1,550,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	1,722,438
6,275,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	6,400,500
		TOTAL	48,003,422
		Gaming – 4.4%
3,725,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	3,743,625
3,624,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	3,823,320
2,150,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	2,311,250

Principal Amount or Shares			Value
$2,125,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,220,625
4,900,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	4,991,875
6,025,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	6,604,906
700,000	[1,2]	Harrah's Operating Co., Inc., Sr. Secd. Note, Series 144A, 8.50%, 2/15/2020	707,000
4,300,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	4,289,250
2,050,000		MGM Mirage, Inc., 7.75%, 3/15/2022	2,121,750
6,775,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	7,046,000
400,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	451,000
1,300,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	1,397,500
775,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	862,187
2,200,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	2,290,750
4,310,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	4,249,919
625,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	684,375
3,600,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	3,816,000
		TOTAL	51,611,332
		Health Care – 9.2%
2,550,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	2,607,375
600,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	618,000
3,025,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	3,176,250
9,650,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	10,458,187
4,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	3,761,250
4,000,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	3,320,000
1,025,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	738,000
900,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	922,500
6,425,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	6,738,219
3,500,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	3,771,250
5,875,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	6,330,312
1,000,000		HCA, Inc., Revolver — 1st Lien, 5.875%, 3/15/2022	1,047,500
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,921,750
1,000,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	1,086,250
2,775,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	3,121,875
325,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	354,250
7,750,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	8,466,875
4,150,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	4,129,250
3,100,000	[1,2]	Inventiv Health, Inc., Sr. Note, Series 144A, 10.00%, 8/15/2018	2,681,500
3,950,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	4,340,063
6,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	7,067,500
1,425,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	1,560,375
1,100,000	[1,2]	PSS World Medical, Inc., Series 144A, 6.375%, 3/1/2022	1,133,000
2,050,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	2,085,875
3,350,000	[1,2]	United Surgical Partners International, Inc., Series 144A, 9.00%, 4/1/2020	3,567,750
1,525,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.111%, 6/1/2015	1,456,375
4,625,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	4,737,734
7,525,781		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	7,789,183
5,575,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	5,728,313
2,150,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	2,246,750
		TOTAL	107,963,511
		Industrial - Other – 4.1%
1,225,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	1,310,750

Principal Amount or Shares			Value
$1,400,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,487,500
1,050,000		Atkore International, Inc., Sr. Secd. Note, Series WI, 9.875%, 1/1/2018	1,023,750
2,400,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	2,628,000
1,825,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	1,888,875
4,050,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	4,323,375
3,350,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	3,492,375
2,700,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	2,781,000
2,675,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	2,822,125
3,225,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	3,241,125
5,025,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	4,070,250
925,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	957,375
2,425,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,400,750
1,325,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	1,318,375
1,148,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	1,280,020
3,375,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	3,391,875
3,600,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	3,924,000
625,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	690,625
3,775,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	4,010,937
828,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	914,940
		TOTAL	47,958,022
		Lodging – 0.4%
700,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	733,856
2,075,000		Host Marriott LP, Company Guarantee, Series O, 6.375%, 3/15/2015	2,111,312
1,625,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,673,750
		TOTAL	4,518,918
		Media - Cable – 1.1%
725,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	784,812
1,050,000		Charter Communications Holdings II, 6.625%, 1/31/2022	1,128,750
725,000		Charter Communications Holdings II, 7.375%, 6/1/2020	800,219
1,075,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,177,125
625,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	682,813
475,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	532,000
3,575,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,878,875
750,000	[1,2]	DISH DBS Corporation, Series 144A, 4.625%, 7/15/2017	754,687
2,075,000	[1,2]	DISH DBS Corporation, Series 144A, 5.875%, 7/15/2022	2,106,125
1,128,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	1,263,360
		TOTAL	13,108,766
		Media - Non-Cable – 6.8%
1,925,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	2,131,937
5,650,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	4,943,750
2,025,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	2,217,375
475,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	518,938
825,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144A, 7.625%, 3/15/2020	794,063
5,750,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144A, 7.625%, 3/15/2020	5,649,375
5,175,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	5,614,875
3,825,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	3,624,187
3,650,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	3,942,000
3,152,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	3,356,880
3,800,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	4,085,000

Principal Amount or Shares			Value
$5,725,000	[3,4]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests), 8.00%, 11/15/2016	150,281
1,550,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	1,606,188
2,575,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,858,250
825,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 7.25%, 10/15/2020	870,375
5,142,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	5,399,100
1,575,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,661,625
1,700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,806,250
900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	994,500
1,000,000	[1,2]	Lamar Media Corp., Series 144A, 5.875%, 2/1/2022	1,030,000
144,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	142,380
3,735,600		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	3,702,913
1,075,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	1,195,938
2,425,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	2,170,375
5,100,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	5,750,250
1,675,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	1,892,750
6,215,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	6,246,075
2,775,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	2,913,750
2,525,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	2,727,000
		TOTAL	79,996,380
		Metals & Mining – 0.3%
2,975,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	298
2,400,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
3,700,000	[1,2]	Penn Virginia Resource Partners LP, Sr. Note, Series 144A, 8.375%, 6/1/2020	3,774,000
		TOTAL	3,774,298
		Packaging – 4.0%
3,700,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	3,940,500
1,375,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	1,450,625
1,850,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	1,979,500
1,575,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,740,375
4,372,534		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	4,459,985
775,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	850,563
1,050,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	1,139,250
475,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	543,875
3,675,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	3,877,125
2,800,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	2,758,000
3,225,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	3,233,062
2,350,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	2,441,062
1,400,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	1,473,500
1,775,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	1,877,063
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	724,500
7,175,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.50%, 2/15/2021	6,852,125
1,100,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 9.875%, 8/15/2019	1,142,625
5,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	5,873,625
		TOTAL	46,357,360
		Paper – 0.4%
375,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	397,500
775,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	864,125
425,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	469,625
600,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	663,000

Principal Amount or Shares			Value
$2,200,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	2,211,000
		TOTAL	4,605,250
		Restaurants – 1.4%
7,225,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	7,947,500
5,050,000		NPC International, Inc., Series WI, 10.50%, 1/15/2020	5,618,125
3,025,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.968%, 3/15/2014	2,949,375
		TOTAL	16,515,000
		Retailers – 4.2%
4,125,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,496,250
1,450,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	1,542,452
925,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,003,625
4,350,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	4,056,375
6,575,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	6,575,000
1,900,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	2,242,000
700,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	724,500
4,375,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	4,637,500
5,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,679,563
600,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	637,546
1,375,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	1,527,358
400,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	420,500
2,650,000		Sally Holdings LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	2,895,125
6,625,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	6,890,000
3,200,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	3,328,000
3,000,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	3,067,500
		TOTAL	49,723,294
		Services – 1.8%
3,150,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	3,244,500
4,650,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	4,963,875
2,275,000	[1,2]	Monitronics International, Inc., Sr. Unsecd. Note, Series 144A, 9.125%, 4/1/2020	2,195,375
3,025,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	3,342,625
1,725,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	2,037,656
2,500,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	2,625,000
2,250,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	2,385,000
		TOTAL	20,794,031
		Technology – 13.8%
2,775,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	3,066,375
1,875,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	2,043,750
5,075,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	4,186,875
4,200,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	4,473,000
3,200,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	3,600,000
1,800,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	1,962,000
7,400,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	7,918,000
500,000	[1,2]	Ceridian Corp., Series 144A, 8.875%, 7/15/2019	518,750
5,400,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	5,737,500
5,400,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	5,636,250
4,425,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	4,557,750
4,725,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	5,043,937
5,350,000		Epicor Software Corp., 8.625%, 5/1/2019	5,483,750
575,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	636,813

Principal Amount or Shares			Value
$825,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	932,250
1,825,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	1,834,125
7,475,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	7,568,437
3,700,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	3,996,000
3,750,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	4,031,250
5,025,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	5,037,562
4,150,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	4,461,250
3,625,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	4,050,937
2,300,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	2,495,500
3,475,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	3,596,625
925,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	952,750
5,650,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	5,918,375
3,650,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	4,005,875
4,100,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	4,212,750
4,425,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	3,174,938
2,600,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	2,889,250
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	2,985,969
1,200,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,299,000
1,875,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 9.375%, 4/1/2019	2,010,938
6,100,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	6,923,500
4,850,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	5,128,875
4,775,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	4,607,875
3,050,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	3,126,250
1,975,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	2,128,063
5,475,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	5,652,937
1,000,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,070,000
4,500,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	4,905,000
4,300,000	[1,2]	Trans Union LLC, Series 144A, 9.625%, 6/15/2018	4,665,500
2,825,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	2,832,063
		TOTAL	161,358,594
		Transportation – 0.2%
2,150,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,246,750
		Utility - Electric – 1.5%
3,500,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	3,797,500
1,575,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	1,720,687
867,460	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	862,438
1,825,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	1,898,000
2,600,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	2,710,500
1,250,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,268,750
2,375,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	2,416,562
1,375,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	1,412,813
1,575,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	1,082,813
		TOTAL	17,170,063
		Utility - Natural Gas – 2.4%
4,300,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	4,549,937
1,200,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	1,321,474
875,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,014,169
5,200,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	5,733,000
1,825,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	1,843,250

Principal Amount or Shares			Value
$4,150,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	4,170,750
1,000,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	1,035,000
796,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	879,580
1,875,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,982,812
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,315,937
775,000		Targa Resources, Inc., 6.875%, 2/1/2021	809,875
975,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	977,438
		TOTAL	27,633,222
		Wireless Communications – 3.1%
775,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	796,313
3,775,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	3,831,625
3,550,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	3,603,250
225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	237,375
1,975,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	2,202,125
5,925,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	5,850,937
1,225,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,277,062
3,950,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,199,500
9,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	9,402,750
4,075,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	4,564,000
1,350,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,407,375
		TOTAL	36,372,312
		Wireline Communications – 0.4%
1,325,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	1,397,875
3,100,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	3,196,875
625,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	675,000
		TOTAL	5,269,750
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,091,738,214)	1,128,185,097
		COMMON STOCKS – 0.1%
		Automotive – 0.1%
38,576	[3]	General Motors, Co.	760,719
9,550,000	[1,3,5]	General Motors Co. Escrow Shares	0
9,684	[3]	Motors Liquidation Co.	118,629
		TOTAL	879,348
		Lodging – 0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media - Non-Cable – 0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		Metals & Mining – 0.0%
237,797	[1,3,5]	Royal Oak Mines, Inc.	0
		Other – 0.0%
746	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,398,104)	879,348
		Preferred Stock – 0.2%
		Finance - Commercial – 0.2%
3,265	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend, 7.00% (IDENTIFIED COST $1,009,780)	2,909,013

Principal Amount or Shares			Value
		WARRANTS – 0.1%
		Automotive – 0.1%
35,069	[3]	General Motors Co., Warrants	386,460
35,069	[3]	General Motors Co., Warrants	237,768
		TOTAL WARRANTS (IDENTIFIED COST $4,034,533)	624,228
		MUTUAL FUND – 1.5%
17,062,828	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	17,062,828
		TOTAL INVESTMENTS — 98.2% (IDENTIFIED COST $1,125,243,459)[8]	1,149,660,514
		OTHER ASSETS AND LIABILITIES - NET — 1.8%[9]	21,242,472
		TOTAL NET ASSETS — 100%	$1,170,902,986
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, these restricted securities amounted to $384,889,012, which represented 32.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2012, these liquid restricted securities amounted to $382,477,824, which represented 32.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007-6/10/2009	$1,618,372	$1,548,750
CVC Claims Litigation LLC	3/26/1997-6/18/1997	$7,280,944	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$867,460	$862,438
General Motors Co. Escrow Shares	4/21/2011	$199,198	$0
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$3,283,529	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
Royal Oak Mines, Inc.	2/24/1999	$26,419	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated holding.
7	7-Day net yield.
8	At June 30, 2012, the cost of investments for federal tax purposes was $1,122,412,179. The net unrealized appreciation of investments for federal tax purposes was $27,248,335. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $63,151,722 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,903,387.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affilated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,128,034,518	$150,579[1]	$1,128,185,097
Equity Securities:
Common Stocks
Domestic	879,348	—	0[1]	879,348
International	—	—	0	0
Preferred Stock
Domestic	—	2,909,013	—	2,909,013
Warrants	624,228	—	—	624,228
Mutual Fund	17,062,828	—	—	17,062,828
TOTAL SECURITIES	$18,566,404	$1,130,943,531	$150,579	$1,149,660,514
1	Includes $157,438 of a corporate bond security and $143,250 of a domestic common stock security transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. Transfers shown represent the value of the securities at the beginning of the period.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date August 27, 2012